Inventories - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Cost of inventories recognized as expense during period	$ 555.7	$ 599.0	$ 608.8
Inventories, at net realizable value	$ 3.1	$ 17.0	$ 28.8